SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss (Details) - USD ($)	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (3,727)	$ (122,062)	$ (125,789)	$ (125,789)	$ (1,802)